Income Taxes - Summary of Reconciliation Between Effective Tax Rate On Income From Continuing Operations (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Percent [Abstract]
UK provision at statutory rate	25.00%	23.50%	19.00%
Expenses not deductible for tax purposes	1.50%	(3.80%)	3.40%
Return to provision	0.60%	(2.00%)	0.00%
Foreign rate difference	0.30%	0.90%	7.70%
Change in valuation allowance	(28.20%)	(25.00%)	(31.10%)
Effective tax rate	(0.80%)	(6.40%)	(1.00%)